Business segment information - Information by business segment (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)
Business segment information
Number of business segments | segment				4
Sales	$ 25,730	$ 43,870	$ 51,242	$ 69,600	$ 102,447
Excise taxes	(4,168)	(5,293)	(6,040)	(9,461)	(12,121)
Revenues from sales	21,562	38,577	45,202	60,139	90,326
Operating expenses	(18,460)		(37,638)	(53,612)	(74,372)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,593)	(3,635)	(3,661)	(15,228)	(7,127)
Operating income	(8,491)		3,903	(8,701)	8,827
Net income (loss) from equity affiliates and other items	65		1,082	964	1,796
Tax on net operating income	435		(1,671)	320	(3,664)
Net operating income	(7,991)		3,314	(7,417)	6,959
Net cost of net debt	(431)		(510)	(1,003)	(1,015)
Non-controlling interests	53	32	(48)	85	(77)
Net income, Group share	(8,369)	34	2,756	(8,335)	5,867
Total expenditures	3,278	4,381	3,896	7,659	7,483
Total divestments	350	607	565	957	1,062
Cash flow from operating activities	3,479	$ 1,299	6,251	4,778	9,880
Intercompany
Business segment information
Sales	(6,492)		(16,686)	(18,862)	(33,235)
Revenues from sales	(6,492)		(16,686)	(18,862)	(33,235)
Operating expenses	6,492		16,686	18,862	33,235
Exploration & Production
Business segment information
Sales	992		2,273	2,574	4,067
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,667)		(2,687)	(12,311)	(5,216)
Operating income	(7,983)		2,967	(7,124)	5,919
Net income (loss) from equity affiliates and other items	17		173	440	367
Tax on net operating income	398		(1,161)	(56)	(2,585)
Net operating income	(7,568)		1,979	(6,740)	3,701
Total expenditures	1,606		2,257	3,265	4,282
Total divestments	204		60	325	89
Cash flow from operating activities	910		3,768	4,833	7,704
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	4,089		9,859	11,235	19,369
Operating expenses	(2,405)		(4,205)	(6,048)	(8,234)
Exploration & Production | Intercompany
Business segment information
Sales	(3,097)		(7,586)	(8,661)	(15,302)
Integrated Gas, Renewables and Power
Business segment information
Sales	3,313		3,789	8,403	10,208
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,282)		(328)	(1,616)	(643)
Operating income	(1,074)		215	(716)	537
Net income (loss) from equity affiliates and other items	21		661	420	1,041
Tax on net operating income	322		(450)	330	(623)
Net operating income	(731)		426	34	955
Total expenditures	1,170		857	3,461	1,975
Total divestments	89		349	433	574
Cash flow from operating activities	1,389		641	900	1,533
Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	3,614		4,421	9,298	11,467
Operating expenses	(3,406)		(3,878)	(8,398)	(10,287)
Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(301)		(632)	(895)	(1,259)
Refining & Chemicals
Business segment information
Sales	9,433		22,509	27,956	44,220
Excise taxes	(469)		(761)	(1,119)	(1,537)
Depreciation, depletion and impairment of tangible assets and mineral interests	(393)		(389)	(788)	(763)
Operating income	632		484	(636)	1,728
Net income (loss) from equity affiliates and other items	(35)		111	(92)	260
Tax on net operating income	(132)		46	203	(246)
Net operating income	465		641	(525)	1,742
Total expenditures	307		363	533	648
Total divestments	22		70	101	239
Cash flow from operating activities	1,080		1,658	(103)	1,120
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	11,920		30,041	35,888	58,993
Operating expenses	(10,895)		(29,168)	(35,736)	(56,502)
Refining & Chemicals | Intercompany
Business segment information
Sales	(2,956)		(8,293)	(9,051)	(16,310)
Marketing & Services
Business segment information
Sales	11,986		22,671	30,661	43,950
Excise taxes	(3,699)		(5,279)	(8,342)	(10,584)
Depreciation, depletion and impairment of tangible assets and mineral interests	(229)		(237)	(473)	(470)
Operating income	234		450	312	1,019
Net income (loss) from equity affiliates and other items	22		111	32	101
Tax on net operating income	(127)		(170)	(159)	(334)
Net operating income	129		391	185	786
Total expenditures	174		383	334	527
Total divestments	26		85	72	157
Cash flow from operating activities	819		611	420	843
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	8,394		17,531	22,515	33,667
Operating expenses	(7,931)		(16,844)	(21,730)	(32,178)
Marketing & Services | Intercompany
Business segment information
Sales	(107)		(139)	(196)	(301)
Corporate
Business segment information
Sales	6			6	2
Depreciation, depletion and impairment of tangible assets and mineral interests	(22)		(20)	(40)	(35)
Operating income	(300)		(213)	(537)	(376)
Net income (loss) from equity affiliates and other items	40		26	164	27
Tax on net operating income	(26)		64	2	124
Net operating income	(286)		(123)	(371)	(225)
Total expenditures	21		36	66	51
Total divestments	9		1	26	3
Cash flow from operating activities	(719)		(427)	(1,272)	(1,320)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	37		36	65	65
Operating expenses	(315)		(229)	(562)	(406)
Corporate | Intercompany
Business segment information
Sales	(31)		(36)	(59)	(63)
Adjustments
Business segment information
Sales	(18)		(59)	(16)	(86)
Revenues from sales	(18)		(59)	(16)	(86)
Operating expenses	(305)		(131)	(2,424)	377
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,291)		(64)	(8,291)	(64)
Operating income	(8,614)		(254)	(10,731)	227
Net income (loss) from equity affiliates and other items	(342)		351	(497)	359
Tax on net operating income	406		(249)	982	(404)
Net operating income	(8,550)		(152)	(10,246)	182
Net cost of net debt	33		(4)	(68)	(8)
Non-controlling interests	22		25	72	47
Net income, Group share	(8,495)		(131)	(10,242)	221
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,338)		(43)	(7,338)	(43)
Operating income	(7,365)		(43)	(7,375)	(43)
Net income (loss) from equity affiliates and other items	(57)			71
Tax on net operating income	63			70
Net operating income	(7,359)		(43)	(7,234)	(43)
Net income, Group share	(7,349)		(43)	(7,224)	(43)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(27)			(37)
Adjustments | Integrated Gas, Renewables and Power
Business segment information
Sales	(18)		(59)	(16)	(86)
Depreciation, depletion and impairment of tangible assets and mineral interests	(953)		(11)	(953)	(11)
Operating income	(1,170)		(124)	(1,287)	(209)
Net income (loss) from equity affiliates and other items	(217)		407	(292)	413
Tax on net operating income	330		(286)	374	(270)
Net operating income	(1,057)		(3)	(1,205)	(66)
Net income, Group share	(1,050)		19	(1,186)	(17)
Adjustments | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	(18)		(59)	(16)	(86)
Operating expenses	(199)		(54)	(318)	(112)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests			(10)		(10)
Operating income	(48)		(53)	(1,637)	439
Net income (loss) from equity affiliates and other items	(63)		(49)	(271)	(47)
Tax on net operating income	1		28	426	(121)
Net operating income	(110)		(74)	(1,482)	271
Net income, Group share	(107)		(76)	(1,475)	268
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	(48)		(43)	(1,637)	449
Adjustments | Marketing & Services
Business segment information
Operating income	5		(34)	(341)	40
Net income (loss) from equity affiliates and other items	(5)		(7)	(5)	(7)
Tax on net operating income			9	100	(13)
Net operating income			(32)	(246)	20
Net income, Group share	(1)		(31)	(215)	13
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	5		(34)	(341)	40
Adjustments | Corporate
Business segment information
Operating income	(36)			(91)
Tax on net operating income	12			12
Net operating income	(24)			(79)
Net income, Group share	12			(142)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses	(36)			(91)
Adjustments - Inventory valuation effect
Business segment information
Operating income	(42)		(40)	(1,838)	526
Net income, Group share	(94)		(28)	(1,508)	360
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	(26)		(6)	(1,604)	486
Net operating income	(86)		(1)	(1,371)	344
Net income, Group share	(83)		(3)	(1,364)	341
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	(16)		(34)	(234)	40
Net operating income	(9)		(25)	(163)	27
Net income, Group share	(11)		(25)	(144)	19
Adjusted
Business segment information
Sales	25,748		51,301	69,616	102,533
Excise taxes	(4,168)		(6,040)	(9,461)	(12,121)
Revenues from sales	21,580		45,261	60,155	90,412
Operating expenses	(18,155)		(37,507)	(51,188)	(74,749)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,302)		(3,597)	(6,937)	(7,063)
Operating income	123		4,157	2,030	8,600
Net income (loss) from equity affiliates and other items	407		731	1,461	1,437
Tax on net operating income	29		(1,422)	(662)	(3,260)
Net operating income	559		3,466	2,829	6,777
Net cost of net debt	(464)		(506)	(935)	(1,007)
Non-controlling interests	31		(73)	13	(124)
Net income, Group share	126		2,887	1,907	5,646
Adjusted | Intercompany
Business segment information
Sales	(6,492)		(16,686)	(18,862)	(33,235)
Revenues from sales	(6,492)		(16,686)	(18,862)	(33,235)
Operating expenses	6,492		16,686	18,862	33,235
Adjusted | Exploration & Production
Business segment information
Sales	992		2,273	2,574	4,067
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,329)		(2,644)	(4,973)	(5,173)
Operating income	(618)		3,010	251	5,962
Net income (loss) from equity affiliates and other items	74		173	369	367
Tax on net operating income	335		(1,161)	(126)	(2,585)
Net operating income	(209)		2,022	494	3,744
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	4,089		9,859	11,235	19,369
Operating expenses	(2,378)		(4,205)	(6,011)	(8,234)
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales	(3,097)		(7,586)	(8,661)	(15,302)
Adjusted | Integrated Gas, Renewables and Power
Business segment information
Sales	3,331		3,848	8,419	10,294
Depreciation, depletion and impairment of tangible assets and mineral interests	(329)		(317)	(663)	(632)
Operating income	96		339	571	746
Net income (loss) from equity affiliates and other items	238		254	712	628
Tax on net operating income	(8)		(164)	(44)	(353)
Net operating income	326		429	1,239	1,021
Adjusted | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	3,632		4,480	9,314	11,553
Operating expenses	(3,207)		(3,824)	(8,080)	(10,175)
Adjusted | Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(301)		(632)	(895)	(1,259)
Adjusted | Refining & Chemicals
Business segment information
Sales	9,433		22,509	27,956	44,220
Excise taxes	(469)		(761)	(1,119)	(1,537)
Depreciation, depletion and impairment of tangible assets and mineral interests	(393)		(379)	(788)	(753)
Operating income	680		537	1,001	1,289
Net income (loss) from equity affiliates and other items	28		160	179	307
Tax on net operating income	(133)		18	(223)	(125)
Net operating income	575		715	957	1,471
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	11,920		30,041	35,888	58,993
Operating expenses	(10,847)		(29,125)	(34,099)	(56,951)
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales	(2,956)		(8,293)	(9,051)	(16,310)
Adjusted | Marketing & Services
Business segment information
Sales	11,986		22,671	30,661	43,950
Excise taxes	(3,699)		(5,279)	(8,342)	(10,584)
Depreciation, depletion and impairment of tangible assets and mineral interests	(229)		(237)	(473)	(470)
Operating income	229		484	653	979
Net income (loss) from equity affiliates and other items	27		118	37	108
Tax on net operating income	(127)		(179)	(259)	(321)
Net operating income	129		423	431	766
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	8,394		17,531	22,515	33,667
Operating expenses	(7,936)		(16,810)	(21,389)	(32,218)
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales	(107)		(139)	(196)	(301)
Adjusted | Corporate
Business segment information
Sales	6			6	2
Depreciation, depletion and impairment of tangible assets and mineral interests	(22)		(20)	(40)	(35)
Operating income	(264)		(213)	(446)	(376)
Net income (loss) from equity affiliates and other items	40		26	164	27
Tax on net operating income	(38)		64	(10)	124
Net operating income	(262)		(123)	(292)	(225)
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	37		36	65	65
Operating expenses	(279)		(229)	(471)	(406)
Adjusted | Corporate | Intercompany
Business segment information
Sales	$ (31)		$ (36)	$ (59)	$ (63)